Contingent Earnout Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value Measurement Inputs and Valuation Techniques	Assumptions used in the valuation are described below:

	March 31,	December 31,
	2024	2023
Current stock price	$9.75	$8.45
Expected share price volatility	65.0%	65.0%
Risk-free interest rate	4.3%	3.9%
Expected term (years)	4.4	4.6
Estimated dividend yield	—%	—%

	December 31,	September 30,
	2023	2023
Current stock price	$8.45	$5.12
Expected share price volatility	65.0%	65.0%
Risk-free interest rate	3.9%	4.6%
Expected term (years)	4.6	4.9
Estimated dividend yield	—%	—%